Capital Structure - Changes in Common Shares issued and Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Structure
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Increase (Decrease) in Stockholders' Equity (in shares)
Beginning balance, common shares issued (in shares)	420,288,886
Beginning balance, treasury shares(in shares)	(136,638,847)
Beginning balance, common shares outstanding (in shares)	283,650,039
Share repurchases (in shares)	(36,301,882)	(35,234,664)
Ending balance, common shares issued (in shares)	421,890,790	420,288,886
Ending balance, treasury shares (in shares)	(172,894,601)	(136,638,847)
Ending balance, common shares outstanding (in shares)	248,996,189	283,650,039
Common Stock
Increase (Decrease) in Stockholders' Equity (in shares)
Beginning balance, common shares issued (in shares)	420,288,886	418,323,134	417,583,825
Beginning balance, common shares outstanding (in shares)	283,650,039	316,743,089	315,443,011
Shares issued under ESPP (in shares)	46,128	175,862	560,769
Shares issued from LTIP (in shares)	1,601,904	1,965,752	739,309
Ending balance, common shares issued (in shares)	421,890,790	420,288,886	418,323,134
Ending balance, common shares outstanding (in shares)	248,996,189	283,650,039	316,743,089
Treasury Stock
Increase (Decrease) in Stockholders' Equity (in shares)
Beginning balance, treasury shares(in shares)	(136,638,847)	(101,580,045)	(102,140,814)
Shares issued under ESPP (in shares)	46,128	175,862	560,769
Shares issued from LTIP (in shares)	0	0	0
Share repurchases (in shares)	(36,301,882)	(35,234,664)
Ending balance, treasury shares (in shares)	(172,894,601)	(136,638,847)	(101,580,045)